UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry R. Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           November 8, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total: $ 76,884
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                       VALUE      SHRS OR  SH/  PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)   PRN AMT  PRN  CALL   DISCRETION  MGRS    SOLE     SHARED  NONE
--------------                 --------        -----       --------   -------  ---  ----   ----------  ----    ----     ------  ----
CAMECO CORP                    COM             13321L108   16,050     300,000  SH          SOLE                300,000
COINSTAR INC                   COM             19259P300      926      50,000  SH          SOLE                 50,000
COLLECTORS UNIVERSE INC        COM NEW         19421R200      635      50,000  SH          SOLE                 50,000
COLOR KINETICS INC             COM             19624P100    9,518     634,500  SH          SOLE                634,500
DTS INC                        COM             23335C101    5,894     350,000  SH          SOLE                350,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR   34415V109      669      25,000  SH          SOLE                 25,000
HOMESTORE INC                  COM             437852106    1,740     400,000  SH          SOLE                400,000
HYTHIAM INC                    COM             44919F104      867     131,000  SH          SOLE                131,000
INPHONIC INC                   COM             45772G105    1,031      75,000  SH          SOLE                 75,000
JAMDAT MOBILE INC              COM             47023T100      525      25,000  SH          SOLE                 25,000
MARTEK BIOSCIENCES CORP        COM             572901106      878      25,000  SH          SOLE                 25,000
MILLICOM INTL CELLULAR SA      SHS NEW         L6388F110    5,526     300,000  SH          SOLE                300,000
MONEYGRAM INTL INC             COM             60935Y109      217      10,000  SH          SOLE                 10,000
NBTY INC                       COM             628782104    1,126      47,900  SH          SOLE                 47,900
NET 1 UEPS TECHNOLOGIES        COM NEW         64107N206    2,242     100,000  SH          SOLE                100,000
OIL SVC HOLDRS TRST            DEPOSTRY RCPT   678002106   18,600     150,000  SH          SOLE                150,000
ONVIA INC                      COM NEW         68338T403    1,548     300,000  SH          SOLE                300,000
SANDISK CORP                   COM             80004C101    2,412      50,000  SH          SOLE                 50,000
STRATASYS INC                  COM             862685104    1,040      35,000  SH          SOLE                 35,000
ZIP REALTY INC                 COM             98974V107    5,440     427,000  SH          SOLE                427,000
                                                           76,884

00618.0001 #615807